FINANCE EXPENSE - NET (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Finance expense:
Long-term debt (other than lease liabilities)	$ 144.0	$ 156.0
Lease liabilities	48.4	43.1
Other	44.2	42.8
Borrowing costs capitalized	(5.9)	(5.2)
Finance expense	230.7	236.7
Finance income:
Loans and investment in finance leases	(12.0)	(13.8)
Other	(6.6)	(7.4)
Finance income	(18.6)	(21.2)
Finance expense – net	$ 212.1	$ 215.5